December 1, 1995

                      THE DREYFUS/LAUREL FUNDS TRUST -

               PREMIER LIMITED TERM GOVERNMENT SECURITIES FUND

                          Supplement to Prospectus
                              Dated May 1, 1995

     THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
     Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
     In order to accomplish a transaction using the Teletransfer Privilege or the Telephone Exchange Privilege, please contact your financial representative. If you do not have a financial representative, you may telephone 1-800-645-6561 or, if you are calling from overseas, 516-794-5452. These numbers will be effective January 1, 1996.


                                                           December 1, 1995

                      THE DREYFUS/LAUREL FUNDS TRUST -
                         PREMIER MANAGED INCOME FUND

                          Supplement to Prospectus
                              Dated May 1, 1995

     THE FOLLOWING INFORMATION SUPPLEMENTS OR REPLACES THE INFORMATION CONTAINED IN THE SECTIONS OF THE FUND'S PROSPECTUS ENTITLED "MANAGEMENT OF THE FUND," "HOW TO BUY FUND SHARES," "SHAREHOLDER SERVICES," AND "HOW TO REDEEM FUND SHARES":
     Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, is located at One American Express Plaza, Providence, Rhode Island 02903, and serves as the Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent").
     In order to accomplish a transaction using the Teletransfer Privilege or the Telephone Exchange Privilege, please contact your financial representative. If you do not have a financial representative, you may telephone 1-800-645-6561 or, if you are calling from overseas, 516-794-5452. These numbers will be effective January 1, 1996.